Share-based payments - Shares granted under the plan (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-based payments
As at January 1 | shares	169,185	125,000
Granted during the year | shares	113,848	146,115
Forfeited during the year | shares		(12,500)
Exercised during the year | shares	(144,892)	(89,430)
As at December 31 | shares	138,141	169,185
Average price per share beginning | $ / shares	$ 5.62	$ 5.76
Granted during the year | $ / shares	9.48	5.57
Forfeited during the year | $ / shares		(5.80)
Exercised during the year | $ / shares	(6.55)	(5.70)
Average price per share ending | $ / shares	$ 7.83	$ 5.62